Financial Assets at Amortized Cost (Details) - Schedule of Loans to Customer - CLP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans to Customer [Line Items]
Loans to customers		$ 36,941,087	$ 35,904,688
Commercial Loans [Memebr]
Schedule of Loans to Customer [Line Items]
Loans to customers		15,302,825	15,632,744
Chilean Exports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		1,129,411	946,526
Accrediting Foreign Trade Loans Negotiated in Terms of Chilean Imports [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		92	2,699
Chilean Imports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		574,874	688,411
Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		180,241	168,465
Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		96,777	80,317
Factoring Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		598,848	622,699
Commercial Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	1,811,250	1,769,010
Student Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		54,179	56,124
Other loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		21,906	20,283
Commercial Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		19,770,403	19,987,278
Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		2,490	3,884
Endorsable Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		11,287	14,527
Mortgage Mutual Financed With Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers
Other Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		12,100,720	11,193,945
Residential Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]
Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		162,769	159,320
Mortgage Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		12,277,266	11,371,676
Consumer Loans in Installments [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		2,833,068	2,740,749
Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		263,753	240,897
Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		1,795,983	1,563,452
Consumer Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	360	472
Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		254	164
Consumer Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		4,893,418	4,545,734
Gross Carrying Amount [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		37,651,274	36,726,297
Gross Carrying Amount [Member] | Commercial Loans [Memebr]
Schedule of Loans to Customer [Line Items]
Loans to customers		15,500,934	15,891,074
Gross Carrying Amount [Member] | Chilean Exports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		1,138,316	956,512
Gross Carrying Amount [Member] | Accrediting Foreign Trade Loans Negotiated in Terms of Chilean Imports [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		94	2,715
Gross Carrying Amount [Member] | Chilean Imports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		583,013	698,595
Gross Carrying Amount [Member] | Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		186,515	175,659
Gross Carrying Amount [Member] | Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		107,766	88,513
Gross Carrying Amount [Member] | Factoring Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		603,354	628,546
Gross Carrying Amount [Member] | Commercial Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	1,822,495	1,782,081
Gross Carrying Amount [Member] | Student Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		56,923	59,752
Gross Carrying Amount [Member] | Other loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		30,634	25,298
Gross Carrying Amount [Member] | Commercial Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		20,030,044	20,308,745
Gross Carrying Amount [Member] | Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		2,500	3,907
Gross Carrying Amount [Member] | Endorsable Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		11,327	14,604
Gross Carrying Amount [Member] | Mortgage Mutual Financed With Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers
Gross Carrying Amount [Member] | Other Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		12,132,671	11,242,986
Gross Carrying Amount [Member] | Residential Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]
Gross Carrying Amount [Member] | Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		164,270	160,825
Gross Carrying Amount [Member] | Mortgage Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		12,310,768	11,422,322
Gross Carrying Amount [Member] | Consumer Loans in Installments [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		3,182,932	3,115,069
Gross Carrying Amount [Member] | Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		270,974	253,409
Gross Carrying Amount [Member] | Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		1,854,678	1,625,210
Gross Carrying Amount [Member] | Consumer Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	380	503
Gross Carrying Amount [Member] | Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		1,498	1,039
Gross Carrying Amount [Member] | Consumer Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		5,310,462	4,995,230
Accumulated Impairment [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(710,187)	(821,609)
Accumulated Impairment [Member] | Commercial Loans [Memebr]
Schedule of Loans to Customer [Line Items]
Loans to customers		(198,109)	(258,330)
Accumulated Impairment [Member] | Chilean Exports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(8,905)	(9,986)
Accumulated Impairment [Member] | Accrediting Foreign Trade Loans Negotiated in Terms of Chilean Imports [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(2)	(16)
Accumulated Impairment [Member] | Chilean Imports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(8,139)	(10,184)
Accumulated Impairment [Member] | Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(6,274)	(7,194)
Accumulated Impairment [Member] | Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(10,989)	(8,196)
Accumulated Impairment [Member] | Factoring Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(4,506)	(5,847)
Accumulated Impairment [Member] | Commercial Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	(11,245)	(13,071)
Accumulated Impairment [Member] | Student Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(2,744)	(3,628)
Accumulated Impairment [Member] | Other loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(8,728)	(5,015)
Accumulated Impairment [Member] | Commercial Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(259,641)	(321,467)
Accumulated Impairment [Member] | Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(10)	(23)
Accumulated Impairment [Member] | Endorsable Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(40)	(77)
Accumulated Impairment [Member] | Mortgage Mutual Financed With Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers
Accumulated Impairment [Member] | Other Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(31,951)	(49,041)
Accumulated Impairment [Member] | Residential Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]
Accumulated Impairment [Member] | Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(1,501)	(1,505)
Accumulated Impairment [Member] | Mortgage Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(33,502)	(50,646)
Accumulated Impairment [Member] | Consumer Loans in Installments [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(349,864)	(374,320)
Accumulated Impairment [Member] | Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(7,221)	(12,512)
Accumulated Impairment [Member] | Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(58,695)	(61,758)
Accumulated Impairment [Member] | Consumer Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	(20)	(31)
Accumulated Impairment [Member] | Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(1,244)	(875)
Accumulated Impairment [Member] | Consumer Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		$ (417,044)	$ (449,496)

[1]	In this item, the Bank finances its clients’ purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2023, Ch$922,174 million corresponds to financial leases for real estate (Ch$910,492 million in December 31, 2022) and Ch$900,701 million corresponds to financial leases for other assets (Ch$872,092 million in December 31, 2022).